Shareholder Report, Average Annual Return (Details)	12 Months Ended	39 Months Ended	60 Months Ended	101 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000166313
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%		0.70%	2.26%
Without Sales Load [Member] | C000005519
Average Annual Return [Line Items]
Average Annual Return, Percent	4.82%		0.52%		1.90%
Without Sales Load [Member] | C000225817
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%	(2.25%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%		(0.17%)	1.17%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%		(0.17%)		1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(2.93%)
Bloomberg U.S. Corporate Investment Grade Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%		0.98%	2.55%
Bloomberg U.S. Corporate Investment Grade Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%		0.98%		2.28%
Bloomberg U.S. Corporate Investment Grade Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%	(2.46%)